GOING CONCERN	3 Months Ended	12 Months Ended
	Mar. 31, 2026	Dec. 31, 2025
GOING CONCERN
GOING CONCERN

NOTE 2. GOING CONCERN

The Company has incurred recurring losses from operations, generated negative cash flows, and has limited liquidity and capital resources to meet its ongoing obligations. As of March 31, 2026, the Company had an accumulated deficit of approximately $109,623,000 and experienced negative cash flows from operating activities of approximately $2,591,000 for the three months then ended. Revenue levels remain insufficient to support operations.

As of March 31, 2026, the Company had cash of approximately $2,106,000 and working capital of approximately $1,349,000. Based on its current operating plan, the Company expects that its existing cash resources will not be sufficient to fund operations for the twelve months following the issuance date of the financial statements, and additional capital will be required.

The Company is also subject to risks related to its Nasdaq listing status, including non-compliance with the minimum bid price requirement. While the Company has appealed the bid price deficiency and intends to pursue a compliance plan, there can be no assurance that it will regain or maintain compliance.

The Company is pursuing a proposed merger with Clean World Ventures, Inc., which may provide future liquidity and strategic support; however, the transaction is subject to significant conditions and uncertainties and may not be completed. The Company is also evaluating additional financing alternatives, including equity and debt financings, but no committed arrangements are currently in place. While management has implemented cost-reduction measures and may take further actions to reduce expenditures, these plans are not considered probable of being effectively implemented within the required timeframe or sufficient to fully mitigate the Company’s liquidity challenges.

These conditions and events, when considered in the aggregate, raise substantial doubt about the Company’s ability to continue as a going concern within one year after the issuance date of these financial statements. Management has concluded that such substantial doubt has not been alleviated as of March 31, 2026.

NOTE 2. GOING CONCERN

The Company has incurred recurring losses from operations and has limited cash liquidity and capital resources to meet future capital requirements. The Company’s ability to meet future capital requirements will depend on many factors, including the Company’s ability to sell and develop products, generate cash flow from operations, and assess competing market developments. The Company may need additional capital resources in the future. Sources of debt financing may result in additional interest expense. Any financing, if available, may be on unfavorable terms. If adequate funds are not available or obtained, the Company may be required to reduce or curtail operations.

As of December 31, 2025, the Company has an accumulated deficit of approximately $107,300,000. During the year ended December 31, 2025, the Company also experienced negative cash flows from operating activities of approximately $7,000,000. These principal conditions and events, when considered in the aggregate, could indicate it is probable that the Company will be unable to meet its obligations as they become due within one year after the date the financial statements are issued. However, the Company has identified factors that may mitigate the probable conditions that have raised substantial doubt about the entity’s ability to continue as a going concern.

Based on an evaluation of current operating cash usage, management identified several areas in which the Company is capable to reduce spend should it be needed. This includes reductions in operating headcount, discretionary sales & marketing spend, investor relations initiatives, and product/software research and development planning. Ongoing activities to identify and reduce monthly expenses by management will continue in perpetuity until such time financial liquidity and substantial cash flow from sales are realized.

Management believes that cash balances of approximately $4,800,000 and positive working capital of approximately $3,500,000 at December 31, 2025, do not provide adequate capital for operating activities for the next twelve months after the date these financial statements are issued. However, management believes the release of its second generation SOBRsure device in the fourth quarter of 2024 and a comprehensive 2025 marketing plan have positioned the Company to generate improvement in the generation of both revenue and positive cash flows from sales. In addition, the Company’s plans and ability to access capital sources and implement expense-reduction tactics to preserve working capital provide the opportunity for the Company to continue as a going concern as of December 31, 2025. These plans are contingent upon the actions to be performed by the Company, and these conditions have not been met on or before April 10, 2026. As such, substantial doubt about the entity’s ability to continue as a going concern has not been alleviated as of December 31, 2025.